Fair Value Measurements of the Master Trust	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements of the Master Trust	Fair Value Measurements of the Master Trust
The Master Trust utilizes an established framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under are described below:
Level 1: Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Master Trust has the ability to access.
Level 2: Inputs to the valuation methodology include:
•Quoted prices for similar assets or liabilities in active markets;
•Quoted prices for identical or similar assets or liabilities in inactive markets;
•Inputs other than quoted prices that are observable for the asset or liability;
•Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
Following are descriptions of the valuation methodologies used for assets measured at fair value:
Registered Investment Companies
Valued at the daily closing price as reported by the fund. Registered investment companies held by the Master Trust are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (“NAV”) and to transact at that price. The funds held by the Master Trust are deemed to be actively traded.
Self-Directed Brokerage Accounts
Investments in the self-directed brokerage accounts are comprised of common stock, mutual funds, and cash equivalents and are valued at current value based on published market quotations from individual investments composing the brokerage accounts.
Ingersoll Rand Company Stock
These assets represent an investment in real-time traded common shares of Ingersoll Rand Inc. which is listed on the NYSE and are valued at its quoted market price at the daily close of the NYSE.
Common/Collective Trusts
Valued at the NAV of units of a bank collective trust. The NAV, as provided by the Trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of one common/collective trust with a NAV of $35,011,498 as of December 31, 2025, the investment adviser reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner. For all other common/collective trusts, there are no redemption restrictions. For the Plan years ended December 31, 2025 and 2024, there were no unfunded capital commitments. All of the common/collective trusts held by the Plan file an annual report on Form 5500 as a direct filing entity.
The methods described above may produce fair value calculations that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Master Trust believes the valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following tables set forth by level, within the fair value hierarchy, the Master Trust’s assets at fair value as of December 31, 2025 and 2024:

	Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Registered investment companies	$326,152,025	$—	$—	$326,152,025
Self-directed brokerage accounts	79,879,705	—	—	79,879,705
Ingersoll Rand Company Stock	35,848,530	—	—	35,848,530
Total assets in the fair value hierarchy	$441,880,260	$—	$—	$441,880,260
Investments measured at net asset fair value per share(1)				1,132,779,610
Total asset fair value				$1,574,659,870

	Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Registered investment companies	$286,047,219	$—	$—	$286,047,219
Self-directed brokerage accounts	62,442,672	—	—	62,442,672
Ingersoll Rand Company Stock	45,838,132	—	—	45,838,132
Total assets in the fair value hierarchy	$394,328,023	$—	$—	$394,328,023
Investments measured at net asset fair value per share(1)				991,174,189
Total asset fair value				$1,385,502,212
(1)Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in Note 3.